Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The amounts of related party expenses allocated to the Company from Danaher and its subsidiaries were as follows ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Allocated corporate expenses	$23.2	$23.1
Directly related charges:
Insurance programs expenses	2.7	2.9
Medical insurance programs expenses	35.5	39.4
Deferred compensation program expenses	0.7	0.8
Total related-party expenses	$62.1	$66.2

The amounts of related-party expenses allocated to the Company from Parent and its subsidiaries for the years ended December 31, 2018, 2017 and 2016, were as follows ($ in millions):

	2018	2017	2016
Allocated corporate expenses	$31.5	$31.5	$31.5
Directly related charges:
Insurance programs expenses	3.9	4.3	3.7
Medical insurance programs expenses	52.2	47.2	45.5
Deferred compensation program expenses	1.1	1.1	1.2
Total related-party expenses	$88.7	$84.1	$81.9